Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	468 Months Ended
	Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index
Average Annual Return, Percent		17.88%	14.42%	14.82%	11.29%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%	5.31%
Lipper Balanced Funds Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Lipper Balanced Funds Index
Average Annual Return, Percent		13.40%	6.77%	8.18%	7.98%
LK Balanced Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.18%	8.14%	8.54%	8.10%
Performance Inception Date	Dec. 31, 1986
LK Balanced Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.37%	6.09%	7.00%	7.60%
LK Balanced Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.19%	6.23%	6.70%	7.25%